Loans and Related Allowance for Loan Losses (Nonaccrual Loans by Classes of the Loan Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	$ 4,733	$ 3,688
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	1,016	1,286
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	$ 3,717	$ 2,402